Summary of Fair Values of the Assets Acquired and the Liabilities Assumed Related to Acquisition of Firecrest (Detail) (Firecrest Clinical Limited, USD $) In Thousands, unless otherwise specified	Jul. 14, 2011
Business Acquisition [Line Items]
Property, plant and equipment	$ 687
Goodwill	48,073
Cash and cash equivalents	1,965
Other current assets	3,713
Deferred tax liability	(2,367)
Other liabilities	(2,521)
Purchase price	68,491
Technology Assets
Business Acquisition [Line Items]
Intangible asset	11,169
Customer relationships acquired
Business Acquisition [Line Items]
Intangible asset	5,243
Order Backlog
Business Acquisition [Line Items]
Intangible asset	1,172
Trade Names
Business Acquisition [Line Items]
Intangible asset	$ 1,357